Revenue Recognition	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Revenue from Contract with Customer [Abstract]
Revenue Recognition

Note 3 — Revenue Recognition

Disaggregated revenues by major source for the three months ended March 31, 2023 and 2022 consisted of the following (in thousands):

	Three Months Ended March 31,
	2023	2022
Product and service revenue
Stepvans & vehicle incentives(1)	$4,262	$6,863
Powertrains	5	14
Fleet-as-a-Service	166	95
Total product and service revenue	4,433	6,972
Ancillary revenue	264	59
Total revenues	$4,697	$7,031

(1)	Amounts are net of returns.

Note 3 – Revenue Recognition

Disaggregated revenues by major source for the years ended December 31, 2022 and 2021 consisted of the following (in thousands):

	Years Ended December 31,
	2022	2021
Product and service revenue
Stepvans & vehicle incentives(1)	$31,829	$2,735
Powertrains	2,226	2,152
Fleet-as-a-Service	606	–
Total product revenue	34,661	4,887
Ancillary revenue	1,715	161
Total revenues	$36,376	5,048

(1)	Amounts are net of returns